UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-22044

Eaton Vance Risk-Managed Diversified Equity Income Fund
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	December 31

Date of Reporting Period:	September 30, 2008

Item 1. Schedule of Investments

Eaton Vance Risk-Managed Diversified Equity Income Fund	as of September 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 83.6%

Security	Shares	Value
Aerospace & Defense — 5.1%
Boeing Co. (The)	76,431	$4,383,318
General Dynamics Corp.	182,783	13,456,484
Honeywell International, Inc.	195,328	8,115,878
Lockheed Martin Corp.	137,147	15,040,912
Raytheon Co.	174,136	9,318,017
United Technologies Corp.	269,731	16,200,044
		$66,514,653
Air Freight & Logistics — 0.7%
United Parcel Service, Inc., Class B	143,854	$9,046,978
		$9,046,978
Auto Components — 0.8%
Johnson Controls, Inc.	353,145	$10,710,888
		$10,710,888
Beverages — 2.6%
Coca-Cola Co. (The)	245,105	$12,961,152
PepsiCo, Inc.	298,863	21,299,966
		$34,261,118
Biotechnology — 2.3%
Amgen, Inc. (1)	254,076	$15,059,085
Genzyme Corp. (1)	189,103	15,296,542
		$30,355,627
Capital Markets — 2.8%
Bank of New York Mellon Corp. (The)	227,790	$7,421,398
Goldman Sachs Group, Inc.	69,269	8,866,432
Invesco, Ltd.	174,990	3,671,290
Julius Baer Holding AG	68,522	3,416,595
State Street Corp.	106,476	6,056,355
T. Rowe Price Group, Inc.	126,483	6,793,402
		$36,225,472
Chemicals — 1.4%
E.I. Du Pont de Nemours & Co.	271,707	$10,949,792
Monsanto Co.	75,614	7,484,274
		$18,434,066
Commercial Banks — 2.0%
Banco Bradesco SA ADR	126,332	$2,033,937
Banco Itau Holding Financiera SA ADR	484,566	8,479,909
Toronto-Dominion Bank	75,176	4,584,984
U.S. Bancorp	296,528	10,680,939
		$25,779,769
Commercial Services & Supplies — 0.7%
Waste Management, Inc.	303,462	$9,556,018
		$9,556,018
Communications Equipment — 2.0%
Corning, Inc.	381,702	$5,969,819
QUALCOMM, Inc.	320,575	13,775,108
Research In Motion, Ltd. (1)	97,275	6,643,883
		$26,388,810
Computers & Peripherals — 4.4%
Apple, Inc. (1)	108,202	$12,298,239

Hewlett-Packard Co.	424,434	$19,625,828
International Business Machines Corp.	209,675	24,523,588
		$56,447,655
Diversified Financial Services — 3.1%
Bank of America Corp.	152,497	$5,337,395
Citigroup, Inc.	452,726	9,285,410
JPMorgan Chase & Co.	541,914	25,307,384
		$39,930,189
Diversified Telecommunication Services — 1.4%
AT&T, Inc.	311,084	$8,685,465
Verizon Communications, Inc.	288,320	9,252,189
		$17,937,654
Electric Utilities — 1.8%
Edison International	239,876	$9,571,052
FirstEnergy Corp.	197,461	13,227,912
		$22,798,964
Electrical Equipment — 1.0%
Emerson Electric Co.	307,680	$12,550,267
		$12,550,267
Energy Equipment & Services — 2.9%
Diamond Offshore Drilling, Inc.	107,633	$11,092,657
Schlumberger, Ltd.	187,891	14,672,408
Transocean, Inc. (1)	110,006	12,083,059
		$37,848,124
Food & Staples Retailing — 2.9%
CVS Caremark Corp.	379,047	$12,758,722
Wal-Mart Stores, Inc.	405,205	24,267,727
		$37,026,449
Food Products — 1.6%
Nestle SA	200,255	$8,677,298
Nestle SA ADR	301,155	12,633,452
		$21,310,750
Health Care Equipment & Supplies — 2.4%
Baxter International, Inc.	118,021	$7,745,718
Becton, Dickinson and Co.	74,900	6,011,474
Boston Scientific Corp. (1)	432,259	5,303,818
Medtronic, Inc.	148,795	7,454,630
Zimmer Holdings, Inc. (1)	73,316	4,733,281
		$31,248,921
Health Care Providers & Services — 1.2%
Aetna, Inc.	149,059	$5,382,520
Fresenius Medical Care AG & Co. ADR	110,539	5,741,396
UnitedHealth Group, Inc.	162,775	4,132,857
		$15,256,773
Hotels, Restaurants & Leisure — 1.2%
McDonald’s Corp.	258,299	$15,937,048
		$15,937,048
Household Products — 2.7%
Colgate-Palmolive Co.	184,496	$13,901,774
Kimberly-Clark Corp.	133,338	8,645,636
Procter & Gamble Co.	169,679	11,824,930
		$34,372,340
Independent Power Producers & Energy Traders — 0.5%
NRG Energy, Inc. (1)	270,536	$6,695,766
		$6,695,766

Industrial Conglomerates — 0.9%
3M Co.	177,820	$12,146,884
		$12,146,884
Insurance — 3.8%
AFLAC, Inc.	65,866	$3,869,628
Chubb Corp.	196,436	10,784,336
Lincoln National Corp.	85,159	3,645,657
MetLife, Inc.	193,767	10,850,952
Travelers Companies, Inc. (The)	271,580	12,275,416
Zurich Financial Services AG	29,036	8,061,821
		$49,487,810
Internet Software & Services — 0.5%
Google, Inc., Class A (1)	15,046	$6,026,224
		$6,026,224
IT Services — 1.9%
Accenture, Ltd., Class A	173,305	$6,585,590
MasterCard, Inc., Class A	62,813	11,138,629
Visa, Inc., Class A	104,185	6,395,917
		$24,120,136
Leisure Equipment & Products — 0.3%
Mattel, Inc.	210,574	$3,798,755
		$3,798,755
Life Sciences Tools & Services — 0.6%
Thermo Fisher Scientific, Inc. (1)	132,791	$7,303,505
		$7,303,505
Machinery — 1.9%
Caterpillar, Inc.	146,995	$8,760,902
Danaher Corp.	163,328	11,334,963
Illinois Tool Works, Inc.	116,491	5,178,025
		$25,273,890
Media — 2.9%
Comcast Corp., Class A	1,036,166	$20,339,939
Omnicom Group, Inc.	292,828	11,291,448
Time Warner, Inc.	498,480	6,535,073
		$38,166,460
Metals & Mining — 0.7%
Cleveland-Cliffs, Inc.	57,669	$3,052,997
Companhia Vale do Rio Doce ADR	345,752	6,621,151
		$9,674,148
Multi-Utilities — 0.4%
Public Service Enterprise Group, Inc.	149,307	$4,895,777
		$4,895,777
Oil, Gas & Consumable Fuels — 7.5%
Anadarko Petroleum Corp.	355,190	$17,230,267
Chevron Corp.	312,332	25,761,143
ConocoPhillips	230,066	16,852,335
Hess Corp.	176,025	14,448,132
Occidental Petroleum Corp.	216,612	15,260,315
Williams Cos., Inc.	181,304	4,287,840
XTO Energy, Inc.	80,111	3,726,764
		$97,566,796
Pharmaceuticals — 5.0%
Abbott Laboratories	351,935	$20,264,417
Johnson & Johnson	291,102	20,167,547
Novartis AG ADR	80,121	4,233,594
Novo-Nordisk A/S, Class B	77,089	3,987,593
Roche Holding AG	37,759	5,926,418
Schering-Plough Corp.	267,732	4,945,010
Teva Pharmaceutical Industries, Ltd., ADR	108,777	4,980,899
		$64,505,478

Real Estate Investment Trusts (REITs) — 0.7%
Boston Properties, Inc.	50,900	$4,767,294
Simon Property Group, Inc.	44,288	4,295,936
		$9,063,230
Semiconductors & Semiconductor Equipment — 1.5%
ASML Holding NV	497,567	$8,762,155
Intel Corp.	603,588	11,305,203
		$20,067,358
Software — 3.0%
Microsoft Corp.	1,011,236	$26,989,889
Oracle Corp. (1)	585,511	11,891,728
		$38,881,617
Specialty Retail — 2.3%
Best Buy Co., Inc.	254,517	$9,544,388
Home Depot, Inc.	364,281	9,431,235
Staples, Inc.	453,138	10,195,605
		$29,171,228
Tobacco — 1.8%
Philip Morris International, Inc.	489,094	$23,525,421
		$23,525,421
Wireless Telecommunication Services — 0.4%
Rogers Communications, Inc., Class B	141,055	$4,688,668
		$4,688,668
Total Common Stocks (identified cost $1,159,103,131)		$1,084,997,684

Put Options Purchased — 8.1%

	Number	Strike	Expiration
Description	of Contracts	Price	Date	Value
S&P 500 Index	939	$1,185	12/20/08	$7,244,385
S&P 500 Index	979	1,225	12/20/08	9,496,300
S&P 500 Index	1,877	1,185	3/21/09	18,272,595
S&P 500 Index	1,957	1,225	3/21/09	23,004,535
S&P 500 Index	1,877	1,185	6/20/09	20,975,475
S&P 500 Index	1,998	1,200	6/20/09	25,974,000
Total Put Options Purchased (identified cost $78,546,453)				$104,967,290

Short-Term Investments — 9.4%

	Interest
Description	(000’s omitted)	Value
Investment in Cash Management Portfolio, 2.18% (2)	$121,577	$121,576,976
Total Short-Term Investments (identified cost $121,576,976)		$121,576,976
Total Investments — 101.1% (identified cost $1,359,226,560)		$1,311,541,950

Covered Call Options Written — (1.6)%

	Number	Strike	Expiration
Description	of Contracts	Price	Date	Value
S&P 500 Index	1,360	$1,170	10/18/08	$(4,760,000)
S&P 500 Index	1,187	1,180	10/18/08	(4,273,200)
S&P 500 Index	1,543	1,185	10/18/08	(4,937,600)
S&P 500 Index	778	1,190	10/18/08	(2,100,600)
S&P 500 Index	1,464	1,195	10/18/08	(3,952,800)
Total Covered Call Options Written (premiums received $25,306,662)				$(20,024,200)
Other Assets, Less Liabilities — 0.5%				$6,515,722
Net Assets — 100.0%				$1,298,033,472

ADR	—	American Depository Receipt
(1)		Non-income producing security.
(2)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2008. Net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended September 30, 2008 was $1,339,903.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,378,849,531
Gross unrealized appreciation	52,417,544
Gross unrealized depreciation	(119,725,125)
Net unrealized depreciation	$(67,307,581)

Written call and put options activity for the fiscal year to date ended September 30, 2008 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	70,117	$21,506,649
Options written	256,574	206,612,347
Options terminated in closing purchase transactions	(248,639)	(194,216,240)
Options exercised	(14,486)	(1,566,225)
Options expired	(57,234)	(7,029,869)
Outstanding, end of period	6,332	$25,306,662

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent.  At September 30, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective January 1, 2008.  FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2008, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1	Quoted Prices	$1,281,472,225	$(20,024,200)
Level 2	Other Significant Observable Inputs	30,069,725	—
Level 3	Significant Unobservable Inputs	—	—
Total		$1,311,541,950	$(20,024,200)

*Other financial instruments are written call options, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund held no investments or other financial instruments as of December 31, 2007 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Risk-Managed Diversified Equity Income Fund

By:	/s/Duncan W. Richardson
Duncan W. Richardson
President

Date:	November 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Duncan W. Richardson
Duncan W. Richardson
President

Date:	November 21, 2008

By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	November 21, 2008